Income Taxes - Schedule of Composition of Deferred Taxes (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income taxes paid (refund) [abstract]
Deferred tax assets	¥ 362,539	¥ 353,769
Deferred tax liabilities	(451,511)	(542,852)
Net deferred tax liabilities	¥ (88,972)	¥ (189,083)	¥ (402,045)